Quarterly Report
September 30, 2024
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 4.2%
Honeywell International, Inc.	4,736	$978,979
Melrose Industries PLC	61,081	372,135
MTU Aero Engines Holding AG	989	308,253
Rolls-Royce Holdings PLC (a)	66,837	471,094
		$2,130,461
Airlines – 0.9%
Aena SME S.A.	2,158	$474,670
Alcoholic Beverages – 5.7%
Carlsberg A.S., “B”	3,388	$403,531
Diageo PLC	25,964	903,568
Heineken N.V.	8,496	753,181
Pernod Ricard S.A.	5,676	856,753
		$2,917,033
Apparel Manufacturers – 4.0%
Burberry Group PLC	17,469	$163,720
Compagnie Financiere Richemont S.A.	5,568	880,249
LVMH Moet Hennessy Louis Vuitton SE	1,329	1,018,550
		$2,062,519
Automotive – 0.6%
Aptiv PLC (a)	4,240	$305,322
Broadcasting – 1.8%
Omnicom Group, Inc.	1,462	$151,156
Walt Disney Co.	5,175	497,784
WPP Group PLC	25,889	264,161
		$913,101
Brokerage & Asset Managers – 3.8%
Charles Schwab Corp.	18,059	$1,170,404
Deutsche Boerse AG	1,402	328,826
London Stock Exchange Group PLC	3,288	449,260
		$1,948,490
Business Services – 8.5%
Accenture PLC, “A”	1,843	$651,464
Brenntag AG	2,674	199,370
Cognizant Technology Solutions Corp., “A”	3,538	273,063
Compass Group PLC	9,890	316,545
Equifax, Inc.	1,018	299,150
Experian PLC	11,242	590,829
Fidelity National Information Services, Inc.	6,067	508,111
Fiserv, Inc. (a)	3,282	589,611
Intertek Group PLC	5,159	355,902
TransUnion	5,720	598,884
		$4,382,929
Cable TV – 2.0%
Comcast Corp., “A”	24,324	$1,016,013
Chemicals – 0.8%
PPG Industries, Inc.	3,169	$419,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 6.2%
Check Point Software Technologies Ltd. (a)	3,723	$717,832
Microsoft Corp.	2,341	1,007,332
Oracle Corp.	5,956	1,014,902
Salesforce, Inc.	1,543	422,335
		$3,162,401
Computer Software - Systems – 4.0%
Amadeus IT Group S.A.	9,537	$689,198
Cap Gemini S.A.	4,326	933,963
Samsung Electronics Co. Ltd.	8,953	424,330
		$2,047,491
Construction – 0.6%
Otis Worldwide Corp.	3,010	$312,859
Consumer Products – 2.7%
Essity AB	7,035	$219,518
International Flavors & Fragrances, Inc.	6,940	728,214
Reckitt Benckiser Group PLC	7,508	459,431
		$1,407,163
Electrical Equipment – 4.5%
Amphenol Corp., “A”	4,736	$308,598
Legrand S.A.	5,899	678,316
Schneider Electric SE	5,036	1,324,095
		$2,311,009
Electronics – 1.2%
Hoya Corp.	2,700	$373,872
Microchip Technology, Inc.	3,094	248,417
		$622,289
Food & Beverages – 1.6%
Nestle S.A.	8,284	$831,581
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	1,478	$367,431
Whitbread PLC	4,923	206,274
		$573,705
Insurance – 3.5%
Aon PLC	2,035	$704,089
Willis Towers Watson PLC	3,628	1,068,555
		$1,772,644
Internet – 2.8%
Alphabet, Inc., “A”	6,381	$1,058,289
eBay, Inc.	5,399	351,529
		$1,409,818
Machinery & Tools – 1.2%
Carrier Global Corp.	2,491	$200,500
Kubota Corp.	29,600	420,184
		$620,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 3.9%
Erste Group Bank AG	5,842	$320,274
Goldman Sachs Group, Inc.	1,570	777,323
UBS Group AG	29,598	911,353
		$2,008,950
Medical Equipment – 13.3%
Abbott Laboratories	4,348	$495,716
Becton, Dickinson and Co.	3,763	907,259
Boston Scientific Corp. (a)	6,179	517,800
Cooper Companies, Inc. (a)	4,503	496,861
EssilorLuxottica	1,000	236,656
Medtronic PLC	13,739	1,236,922
Olympus Corp.	33,900	643,408
STERIS PLC	1,732	420,079
Thermo Fisher Scientific, Inc.	2,005	1,240,233
Waters Corp. (a)	1,729	622,250
		$6,817,184
Other Banks & Diversified Financials – 4.9%
American Express Co.	2,998	$813,058
Grupo Financiero Banorte S.A. de C.V.	15,593	110,473
Julius Baer Group Ltd.	3,108	186,917
Visa, Inc., “A”	5,103	1,403,070
		$2,513,518
Pharmaceuticals – 3.7%
Merck KGaA	4,665	$820,469
Roche Holding AG	3,298	1,054,456
		$1,874,925
Railroad & Shipping – 4.3%
Canadian National Railway Co.	5,985	$701,143
Canadian Pacific Kansas City Ltd.	10,804	924,174
Union Pacific Corp.	2,429	598,700
		$2,224,017
Specialty Chemicals – 5.2%
Air Liquide S.A.	2,678	$516,491
Air Products & Chemicals, Inc.	2,831	842,902
Akzo Nobel N.V.	4,614	325,113
Linde PLC	2,108	1,005,221
		$2,689,727
Specialty Stores – 0.5%
Hermes International	101	$248,016
Telecommunications - Wireless – 1.2%
Cellnex Telecom S.A.	15,147	$614,242
Trucking – 0.6%
United Parcel Service, Inc., “B”	2,377	$324,080
Total Common Stocks		$50,956,607

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.07% (v)	302,752	$302,843

Other Assets, Less Liabilities – 0.1%		33,574
Net Assets – 100.0%		$51,293,024
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $302,843 and $50,956,607, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$26,954,231	$—	$—	$26,954,231
France	5,812,840	—	—	5,812,840
United Kingdom	4,552,919	—	—	4,552,919
Switzerland	3,864,556	—	—	3,864,556
Spain	1,778,110	—	—	1,778,110
Germany	1,656,918	—	—	1,656,918
Canada	1,625,317	—	—	1,625,317
Japan	—	1,437,464	—	1,437,464
Netherlands	1,078,294	—	—	1,078,294
Other Countries	1,771,628	424,330	—	2,195,958
Mutual Funds	302,843	—	—	302,843
Total	$49,397,656	$1,861,794	$—	$51,259,450
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,736	$9,316,953	$9,016,023	$172	$5	$302,843
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,804	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
United States	53.2%
France	11.3%
United Kingdom	8.9%
Switzerland	7.5%
Spain	3.5%
Germany	3.2%
Canada	3.2%
Japan	2.8%
Netherlands	2.1%
Other Countries	4.3%